Fair Values Of Assets And Liabilities (Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	$ (25)	[1]	$ (6,373)	[1]
Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(25)	[1]	(6,373)	[1]
Level 1 Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0	[1]
Level 1 Quoted Prices in Active Markets for Identical Assets [Member] | Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0	[1]
Level 2 Significant Other Observable Inputs [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0	[1]
Level 2 Significant Other Observable Inputs [Member] | Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	0	[1]	0	[1]
Level 3 Significant Unobservable Inputs [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	(25)	[1]	(6,373)	[1]
Level 3 Significant Unobservable Inputs [Member] | Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Fair Value Assets And Liabilities Measured On Recurring Basis	$ (25)	[1]	$ (6,373)	[1]

[1]	The Company has classified its warrants liability which could be potentially settled in cash within Level 3 because the fair values are determined using significant unobservable inputs into the Black-Scholes pricing model or the Monte Carlo simulation method.